NON-CONTROLLING INTERESTS - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Non Controlling Interest [Line Items]
Redeemable and exchangeable partnership units, exchange ratio				1
Non-controlling interests
Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners of parent		$ 166	$ 156	$ 335	$ 309
BEPC Exchangeable Participating Noncontrolling Interests Holding Subsidiaries
Non Controlling Interest [Line Items]
Number of shares redeemed (in shares)		0		0
BRELP | Non-controlling interests
Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share (in dollars per share)				$ 0.2253
Incentive distribution, percent				25.00%
GP interests | Non-controlling interests
Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners of parent		$ 33	29	$ 67	57
Number of shares outstanding (in shares)		3,977,260		3,977,260		3,977,260
GP interests | Incentive distribution
Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners of parent		$ 32	$ 28	$ 65	$ 55
LP Units
Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share (in dollars per share)	$ 1.42
Number of shares authorized for repurchase (in shares)						14,361,497
Authorised share repurchases as a percent of issued and outstanding shares						5.00%
LP Units | BRELP | Non-controlling interests
Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share (in dollars per share)				$ 0.20
Incentive distribution, percent				15.00%
Redeemable Exchangeable Partnership Units And General Partnership Units
Non Controlling Interest [Line Items]
Ownership percentage		25.00%		25.00%
Redeemable Exchangeable Partnership Units And General Partnership Units | Non-controlling interests
Non Controlling Interest [Line Items]
Ownership percentage		100.00%		100.00%
Exchangeable Shares
Non Controlling Interest [Line Items]
Number of shares authorized for repurchase (in shares)						8,982,586
Exchangeable Shares | TerraForm Power Inc
Non Controlling Interest [Line Items]
Number of shares exchanged		7,459	833	10,142	2,575
Exchangeable Shares | Non-controlling interests
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		179,641,384		179,641,384		179,651,526
Ordinary shares
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		285,052,340		285,052,340		287,164,340
Increase (decrease) in number of shares outstanding		0	0	0	0
Ordinary shares | TerraForm Power Inc
Non Controlling Interest [Line Items]
Payments for shares exchanged		$ 1	$ 1	$ 1	$ 1
Redeemable/Exchangeable partnership units | Non-controlling interests
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		194,487,939		194,487,939		194,487,939
Brookfield Holders
Non Controlling Interest [Line Items]
Ownership percentage		48.00%		48.00%
Number of shares outstanding (in shares)		313,640,823		313,640,823
Brookfield Holders | Ordinary shares
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		74,339,049		74,339,049		74,339,049
Ownership Interest In BRELP | Brookfield Holders | GP interests
Non Controlling Interest [Line Items]
Ownership percentage		1.00%		1.00%